Hood River Small-Cap Growth Fund
SUMMARY SECTION – Hood River Small-Cap Growth Fund
INVESTMENT OBJECTIVE
The Hood River Small-Cap Growth Fund (the “Small-Cap Growth Fund” or the “Fund”) seeks superior long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Growth Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Hood River Small-Cap Growth Fund	Institutional Shares	Investor Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge Imposed on Reinvested Dividends (and Other Distributions)	none	none
Redemption Fee (as a Percentage of Amounts Redeemed Within 60 Days of Purchase)	1.00%	1.00%
Exchange Fee (as a Percentage of Amounts Exchanged Within 60 Days of Purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Hood River Small-Cap Growth Fund		Institutional Shares	Investor Shares
Management Fees		1.00%	1.00%
Distribution (12b-1) and/or Service Fees		none	0.25%
Other Expenses		0.48%	0.48%	[1]
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.49%	1.74%
Fee Waivers/Expense Reimbursements	[3]	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	[3]	1.10%	1.35%
[1]	Because Investor Shares are new, Other Expenses are estimated based on other expenses for Institutional Shares of the Fund for the fiscal year ended June 30, 2015.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[3]	Hood River Capital Management LLC ("Hood River"), the Fund's investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, "Excludable Expenses")) to 1.09% and 1.34% for Institutional Shares and Investor Shares, respectively. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements may be greater than 1.09% for Institutional Shares and 1.34% for Investor Shares, respectively. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and Hood River.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through December 31, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Hood River Small-Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	112	350	606	1,591
Investor Shares	137	428

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may generate a greater amount of taxable capital gains. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 142% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Small-Cap Growth Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes in the following equity (or equity-related) securities:

• Common stocks of U.S. corporations that are judged by Hood River to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® and Russell 2000® Growth Indices (“small-cap companies”);

• Options on, or securities convertible into, the common stock of small-cap companies (such as convertible preferred stock, convertible bonds, warrants, and debentures);

• Options on indices of the common stock of small-cap companies; and

• Contracts for either the future delivery, or payment in respect of the future market value, of certain indices of common stock of small-cap companies, and options upon such futures contracts.

As a non-fundamental policy, no more than 15% of the Fund’s total assets may at any time be committed or exposed to derivative strategies, which includes options and futures contracts. The value of such derivative instruments will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. For purposes of the Fund’s 80% policy discussed above,(1) options held by the Fund will be calculated based on the most recent sale price rather than the notional value of such options and (2) futures contracts will be calculated based on the most recent settlement price. The Fund may invest in such instruments for a number of reasons, including for hedging purposes, risk management or other fund management purposes consistent with the Fund’s objective.

The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”), and in convertible securities, including preferred stock, warrants and debentures.

In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions.

Hood River periodically engages in active trading of Fund securities.

Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

As of September 30, 2015, the range of market capitalizations represented by companies in the Russell 2000® Growth Index was between $44.0 million and $5.2 billion and, as of September 30, 2015, the range of market capitalizations represented by companies in the S&P SmallCap 600® Index was between $37.99 million and $3.9 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a small market capitalization for purposes of the 80% policy. The Fund may invest up to 20% of its total assets in stocks of companies in other capitalization ranges.

PRINCIPAL RISKS

An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Principal Risk Information.”

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• The Fund is subject to greater volatility than funds that invest in large-cap companies. Small-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap companies may also be more difficult to value than large-cap companies.

•  Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth prices tend to fluctuate more dramatically than the overall stock market.

• Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

•  American Depositary Receipts (“ADRs”) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

• The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in securities underlying those derivatives. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund’s other investments. These risks may cause the Fund to experience higher losses than a fund that does not use derivatives. Future contracts and options may not always be successful hedges and using them could lower the Fund’s total return. The potential loss from the use of futures can exceed the Fund’s initial investment in such contracts.

• An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.

• The Fund engages in active and frequent trading, resulting in high portfolio turnover. The higher the Fund’s portfolio turnover rate in a year, the greater the trading costs and the greater the chance of a shareholder receiving distributions of taxable gains in the year.

• The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year, five years, ten years and since inception compared with those of the Russell 2000® Growth Index, which is a broad measure of market performance. This performance information includes performance of the Fund’s predecessor, the Roxbury Small-Cap Growth Fund (a series of WT Mutual Fund) (the “Predecessor Fund”), for periods prior to February 2, 2007. From inception (January 2, 2003) to May 30, 2013, the Fund was managed by the Small-Cap Growth Investment Team of Roxbury Capital Management, LLC (“Roxbury”), the Fund’s predecessor investment adviser. In 2013, Roxbury’s Small-Cap Growth Investment Team formed Hood River and Hood River became the Fund’s sub-adviser effective May 30, 2013. Effective January 20, 2015, Hood River replaced Roxbury as the primary investment adviser to the Fund. As of the date of this Prospectus, Investor Shares did not have a full year of performance; therefore, no performance information is provided for Investor Shares. The returns for Investor Shares may be lower than the returns of Institutional Shares because expenses of the classes differ. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. More recent performance information is available by calling (800) 497-2960.

Average Annual Total Returns for Institutional Shares for the Calendar Years Since Inception*

Best Quarter	Worst Quarter
22.35%	(25.90)%
June 30, 2009	December 31, 2008
* The year-to-date return for the Fund is (3.97)% as of September 30, 2015.
Average Annual Total Returns - Institutional Shares as of December 31, 2014
Average Annual Total Returns - Hood River Small-Cap Growth Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares	8.56%	17.82%	8.88%	12.69%	Jan. 02, 2003
Institutional Shares | Return After Taxes on Distributions	8.56%	17.82%	8.30%	12.04%	Jan. 02, 2003
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	4.85%	14.50%	7.08%	10.53%	Jan. 02, 2003
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.60%	16.80%	8.54%	11.90%	Jan. 02, 2003

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Mar Vista Strategic Growth Fund
SUMMARY SECTION – Mar Vista Strategic Growth Fund
INVESTMENT OBJECTIVE
The Mar Vista Strategic Growth Fund (the “Strategic Growth Fund” or the “Fund”) seeks superior long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Strategic Growth Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Mar Vista Strategic Growth Fund Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge Imposed on Reinvested Dividends (and Other Distributions)	none
Redemption Fee (as a Percentage of Amounts Redeemed Within 60 Days of Purchase)	0.75%
Exchange Fee (as a Percentage of Amounts Exchanged Within 60 Days of Purchase)	0.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Mar Vista Strategic Growth Fund Institutional Shares
Management Fees	0.75%
Distribution (12b-1) and/or Service Fees	none
Other Expenses	1.48%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	2.24%	[2]
Fee Waivers/Expense Reimbursements	(1.33%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements	0.91%	[2]
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[2]	Mar Vista Investment Partners, LLC ("Mar Vista"), the Fund's investment adviser, has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses, (excluding taxes, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, "Excludable Expenses")) to 0.90%. To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements may be greater than 0.90%. The waivers and reimbursements will remain in effect through November 1, 2020 unless terminated sooner by mutual agreement of the Fund's Board of Trustees and Mar Vista.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver/expense reimbursement through November 1, 2020). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Mar Vista Strategic Growth Fund | Institutional Shares | USD ($)	93	290	504	1,970

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may generate a greater amount of taxable capital gains. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Strategic Growth Fund invests in equity securities that are judged by Mar Vista to have strong growth characteristics and that are undervalued in the marketplace. Under normal market conditions, the Fund invests primarily (at least 65% of its net assets) in the equity securities of large capitalization companies with a market capitalization at the time of purchase that is consistent with the capitalization ranges of the Russell 1000® Growth Index and S&P 500® Index (“large-cap companies”). The Fund may also invest up to 35% of its total assets in the equity securities of companies in other capitalization ranges, including small and mid-capitalization stocks.

In selecting securities, Mar Vista seeks to invest in large-cap businesses that it believes can grow excess returns on capital into the future and which Mar Vista believes trade at a discount to the value of the companies. Mar Vista utilizes a bottom-up stock selection process to identify growth businesses with a sustainable competitive advantage.

Mar Vista generally sells stocks when it believes the risk/reward characteristics turn negative, the fundamentals deteriorate, a more attractive investment is identified, or it achieves Mar Vista’s estimate of fair value.

The Fund maintains a portfolio of approximately 30-50 stocks. However, the actual amount of the portfolio holdings may vary due to market conditions. Holdings are generally spread across a number of industries/sectors but may have a higher percentage in sectors that Mar Vista believes have greater investment opportunities.

The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”).

The Fund may from time to time invest in foreign securities including American Depositary Receipts (“ADRs”).

As of September 30, 2015, the range of market capitalizations represented by companies in the Russell 1000® Growth Index was between $0.9 billion and $629.3 billion and, as of September 30, 2015, the range of market capitalization represented by companies in the S&P 500® Index was between $1.5 billion and. $629.0 billion. Due to market price adjustments or other events after the time of purchase, it is possible that a company’s market capitalization may drift above or below this range. Nevertheless, a company whose capitalization no longer meets this definition after purchase continues to be considered to have a large capitalization for purposes of the 65% policy.

PRINCIPAL RISKS

An investment in the Fund is subject to the principal risks summarized below, which are further described under “Additional Risk Information.”

• It is possible to lose money by investing in the Fund. There is no guarantee that stocks in general or the specific securities that the Fund buys will increase in value.

• The Fund’s share price will fluctuate in response to changes in market value of the Fund’s underlying investments. Market value changes result from business developments affecting an issuer as well as general market and economic conditions.

• Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

• Small-cap and mid-cap companies may be more vulnerable than large-cap companies to adverse business or economic developments, their securities may be less liquid and more volatile than securities of larger companies, and they may suffer significant losses. Small-cap and mid-cap companies may also be more difficult to value than large-cap companies.

•  Investments in a foreign market are subject to foreign security risk. A change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Additionally, the value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company’s assets, foreign taxes, higher transaction and other costs, delays in settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, or other political and economic factors.

•  Small- and mid-cap securities may be difficult or impossible to sell at the time and the price that the Fund would like. Small- and mid-cap securities may trade less frequently and in smaller volumes than more widely held securities. The values of small- and mid-cap securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices.

• American Depositary Receipts (“ADRs”) are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country.

• An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. Because of the price volatility of IPO shares, the Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of a portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain.

• The performance of the Fund will depend on whether or not Mar Vista is successful in pursuing the Fund’s investment strategies.

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the performance of the Fund from calendar year to calendar year and by showing how the Fund’s average annual returns for one year and since inception compared with those of the Russell 1000® Growth Index, which is a broad measure of market performance. From inception (November 1, 2011) to January 20, 2015, Mar Vista served as the Fund’s sub-adviser and Roxbury served as the adviser. Effective January 20, 2015, Mar Vista replaced Roxbury as the primary investment adviser to the Fund. The Fund’s past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. More recent performance information is available by calling (800) 497-2960.

Average Annual Total Returns for the Calendar Years Since Inception*

Best Quarter	Worst Quarter
12.94%	(3.76)%
March 31, 2012	June 30, 2012
* The year-to-date return for the Fund is (2.86)% as of September 30, 2015.
Average Annual Total Returns - Mar Vista Strategic Growth Fund	1 Year	Since Inception	Inception Date
Institutional Shares	15.08%	19.37%	Nov. 01, 2011
Institutional Shares | Return After Taxes on Distributions	12.95%	17.94%	Nov. 01, 2011
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	10.02%	15.16%	Nov. 01, 2011
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%	18.97%	Nov. 01, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).